Note 8 - Disclosure of Financial Instruments and Risk Management - Quantitative Information About Significant Unobservable Inputs Used (Details) - Mandatory convertible notes [member]	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Statement Line Items [Line Items]
Increase in probability	€ 5,808	€ 5,575
Share price [member]
Statement Line Items [Line Items]
Increase in probability		€ 289,000
Input	0.10	0.10
Decrease of input parameter		€ (199,000)
Decrease of input parameter		€ (199,000)
Share price [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability	€ 253,000
Share price [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	(250,000)
Decrease of input parameter	€ (250,000)
Exchange rate USD/EUR [member]
Statement Line Items [Line Items]
Input	0.10	0.10
Exchange rate USD/EUR [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability	€ (716,000)	€ (507,000)
Exchange rate USD/EUR [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	924,000	619,000
Decrease of input parameter	€ 924,000	€ 619,000
Risk-free interest rate [member]
Statement Line Items [Line Items]
Input	0.0100	0.0100
Risk-free interest rate [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability	€ 13,000	€ 157,000
Risk-free interest rate [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	(11,000)	(161,000)
Decrease of input parameter	€ (11,000)	€ (161,000)
Share price volatility [member]
Statement Line Items [Line Items]
Input	0.10	0.10
Share price volatility [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability	€ 68,000	€ 410,000
Share price volatility [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	(64,000)	(392,000)
Decrease of input parameter	€ (64,000)	€ (392,000)
Credit spread [member]
Statement Line Items [Line Items]
Input	0.0100	0.0100
Credit spread [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability	€ 182,000	€ 218,000
Credit spread [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	(186,000)	(222,000)
Decrease of input parameter	(186,000)	€ (222,000)
Probability of default [member]
Statement Line Items [Line Items]
Input		0.01
Probability of default [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability	(32,000)	€ (606,000)
Probability of default [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	32,000	556,000
Decrease of input parameter	€ 32,000	€ 556,000
Recovery rate in case of default [member]
Statement Line Items [Line Items]
Input		0.10
Recovery rate in case of default [member] | Top of range [member]
Statement Line Items [Line Items]
Increase in probability		€ 94,000
(Partial) conversion in equity [member] | Accelerated schedule [member]
Statement Line Items [Line Items]
Increase in probability		165,000
(Partial) conversion in equity [member] | Decelerated schedule [member]
Statement Line Items [Line Items]
Decrease of input parameter		(237,000)
Decrease of input parameter		€ (237,000)